Consolidated Statements of Changes in Equity (Unaudited) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023		$ 165,115,938	[1]	$ 22,603,523	$ 10,209,086	$ (208,752,548)	$ 23,587,298		$ 12,763,297
Balance, shares at Dec. 31, 2023	[1]	123,021
Issuance of ordinary shares for financing (Note 16)		$ 2,887,990	[1]						2,887,990
Issuance of ordinary shares for financing, shares	[1]	114,667
Conversion of convertible note (Note 13)		$ 275,159	[1]	(50,159)					225,000
Conversion of convertible notes, shares	[1]	9,808
Net (loss) income			[1]			588,744			588,744
Foreign currency translation loss			[1]				(627,162)		(627,162)
Balance at Jun. 30, 2024		$ 168,279,087	[1]	22,553,364	10,209,086	(208,163,804)	22,960,136		15,837,869
Balance, shares at Jun. 30, 2024	[1]	247,496
Balance at Dec. 31, 2024		$ 170,757,735	[1]	22,447,083	10,209,086	(210,571,935)	23,027,362		15,869,331
Balance, shares at Dec. 31, 2024	[1]	472,764
Issuance of ordinary shares for financing (Note 16)		$ 2,344,560	[1]						2,344,560
Issuance of ordinary shares for financing, shares	[1]	409,334
Conversion of convertible note (Note 13)		$ 708,500	[1]						708,500
Conversion of convertible notes, shares	[1]	120,002
Net (loss) income			[1]			(4,679,549)			(4,679,549)
Foreign currency translation loss			[1]				232,981		232,981
Balance at Jun. 30, 2025		$ 173,810,795	[1]	$ 22,447,083	$ 10,209,086	$ (215,251,484)	$ 23,260,343		$ 14,475,823
Balance, shares at Jun. 30, 2025	[1]	1,002,100

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.